EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.06 - Schedule 5

Report Pulled:	9/2/2026
Loan Count:	458 / 467
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	6	1.31%
Appraised Value	21	4.59%
CLTV	12	2.62%
Debt Service Coverage Ratio	118	25.76%
First Payment Due Date	25	5.46%
Loan Purpose	4	0.87%
LTV	21	4.59%
Maturity Date	5	1.09%
Original Interest Rate	19	4.15%
Original Loan Amount	2	0.44%
Original Qualifying FICO Score	4	0.87%
Origination/Note Date	9	1.97%
Originator Back-End DTI	14	3.06%
Property Type	36	7.71%
Sales Price	6	1.28%
The Original Principal and Interest Payment Amount	4	0.87%